Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Document And Entity Information [Abstract]
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Central Index Key	0001333141
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	306,124,954	306,124,954
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false